UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07619

Nuveen Investment Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Global Tactical Opportunities Plus Fund

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1), (2)				Value

	LONG-TERM INVESTMENTS – 68.0%

	Exchange-Traded Funds – 60.2%

	Equity Funds – 26.9%

800	Consumer Staples Select Sector SPDR Fund				$32,608

415	Energy Select Sector SPDR Fund				34,603

4,200	Financial Select Sector SPDR Fund				88,452

910	Health Care Select Sector SPDR Fund				50,924

725	Industrial Select Sector SPDR Fund				36,272

8,840	iShares MSCI ACWI ex U.S. ETF				387,722

700	iShares MSCI Emerging Markets ETF				26,733

275	Materials Select Sector SPDR Fund				12,111

400	SPDR® Dow Jones REIT ETF				29,616

270	Technology Select Sector SPDR Fund				10,557

2,630	Utilities Select Sector SPDR Fund				91,576
	Total Equity Funds (cost $802,903)				801,174

	Fixed Income Funds – 33.3%

10,305	iShares Mortgage Real Estate Capped ETF				125,618

3,500	iShares iBoxx $ Investnment Grade Corporate Bond ETF				60,760

9,750	iShares JPMorgan USD Emerging Markets Bond ETF				284,017

3,970	Market Vectors High-Yield Municipal Index ETF				425,981

800	PowerShares Financial Preferred Portfolio				93,072
	Total Fixed Income Funds (cost $991,430)				989,448
	Total Exchange-Traded Funds (cost $1,794,333)				1,790,622

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	SOVEREIGN DEBT – 5.8%

	Mexico – 5.8%

1,370 MXN	Mexico Bonos de DeSarrollo	8.000%	6/11/20	A	$113,339

8 MXN	Mexico Bonos de DeSarrollo	7.750%	11/13/42	A	59,807
1,378 MXN	Total Sovereign Debt (cost $181,700)				173,146

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 2.0%

$60	U.S. Treasury Bonds	3.625%	8/15/43	Aaa	$60,009
$60	Total U.S. Government and Agency Obligations (cost $57,227)				60,009
	Total Long-Term Investments (cost $2,033,260)				2,023,777

Nuveen Investments	1

Nuveen Global Tactical Opportunities Plus Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000) (4)	Description (1)	Coupon		Maturity	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 33.6%

	Money Market Funds – 14.4%

428,174	First American Treasury Obligations Fund, Class Z	0.000	% (6)	N/A	N/A	$428,174

	Sovereign Debt – 14.2%

	Canada – 14.2%

422 CAD	Canadian Government Bond	1.000%		2/1/2014	AAA	421,977

	U.S. Government and Agency Obligations – 5.0%

150	U.S. Treasury Bills, (5)	0.000%		2/13/14	Aaa	150,000
	Total Short-Term Investments (cost $1,033,908)					1,000,151
	Total Investments (cost $3,067,168) – 101.6%					3,023,928
	Other Assets Less Liabilities – (1.6)% (7)					(47,288)
	Net Assets – 100%					$2,976,640

Investments in Derivatives as of January 31, 2014

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
Australia 10-Year Commonwealth Treasury Bond	Long	3	3/14	$256,405	$252,214
Canadian Dollar	Short	(5)	3/14	(470,004)	(448,900)
Euro-Bund	Short	(3)	3/14	(574,602)	(582,156)
Mexican Peso	Short	(2)	3/14	(77,192)	(74,725)
Russell 2000 Mini Index	Short	(1)	3/14	(109,862)	(112,830)
S&P 500 Index E-Mini	Short	(4)	3/14	(364,714)	(355,320)
U.S. 5-Year Treasury Note	Short	(4)	4/14	(483,521)	(482,500)
U.S. 10-Year Treasury Note	Long	2	4/14	250,849	251,500
U.S. Dollar Index	Long	9	3/14	722,097	732,627
				$(850,544)	$(820,090)
*	The aggregate Notional Amount at Value of long and short positions is $1,229,351 and $(2,079,895), respectively.

Options Purchased outstanding:

Number of Contracts	Type	Notional Amount (8)	Expiration Date	Strike Price	Value (7)

26	Chicago Board Options Exchange Volatility Index	$36,400	3/18/14	$14	$910
26	Total Options Purchased (premiums paid $1,558)	$36,400			$910

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

2	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Exchange-Traded Funds	$1,790,622	$—	$—	$1,790,622
Sovereign Debt	—	173,146	—	173,146
U.S. Government and Agency Obligations	—	60,009	—	60,009
Short-Term Investments:
Money Market Funds	428,174	—	—	428,174
Sovereign Debt	—	421,977	—	421,977
U.S. Government and Agency Obligations	—	150,000	—	150,000
Derivatives:
Futures Contracts*	(820,090)	—	—	(820,090)
Options Purchased	910	—	—	910
Total	$1,399,616	$805,132	$—	$2,204,748
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2014, the cost of investments (excluding investments in derivatives) was $3,067,804.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of January 31, 2014, were as follows:

Gross unrealized:
Appreciation	$24,945
Depreciation	(68,821)
Net unrealized appreciation (depreciation) of investments	$(43,876)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(5)	Investment, or portion of investment, segregated as collateral for investments in derivatives.

(6)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(7)	Other Assets Less Liabilities includes the Value of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(8)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

N/A	Not applicable.

ACWI	All Country World Index

CAD	Canadian Dollar

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

MXN	Mexican Peso

REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depositary Receipts

USD	United States Dollar

Nuveen Investments	3

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: April 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: April 1, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 1, 2014